Conestoga SMid Cap Fund
CONESTOGA SMID CAP FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Conestoga SMid Cap Fund		Investors Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		0.25%	none
Service Fees	[1]	0.25%	0.07%
Other Operating Expenses		0.80%	0.70%
Total Annual Fund Operating Expenses		2.15%	1.62%
Expense Limitation	[2]	(1.05%)	(0.77%)
Total Annual Fund Operating Expenses After Expense Limitation	[3]	1.10%	0.85%
[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund's Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2019. The Total Annual Fund Operating Expenses for Investors Class Shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class Shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class Shares, which reflect the 0.05% in Shareholder Servicing fees paid by Investors Class Shares for the fiscal year ended September 30, 2018.
[2]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's 'Total Annual Fund Operating Expenses' (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of the Fund's average daily net assets until at least January 31, 2020, subject to termination at any time at the option of the Board of Trustees. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund's gross expenses) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Conestoga SMid Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investors Class	112	572	1,058	2,400
Institutional Class	87	436	809	1,857

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year (ended September 30, 2018), the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid ("smid") capitalization companies. Equity securities include American depositary receipts ("ADRs"), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund's total assets. The Adviser considers smid capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2500® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called "GARP" or "Growth At a Reasonable Price." The Adviser generally invests the Fund's assets in small and mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser's opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.

Principal Risks

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in "Risk Factors" in this prospectus. The Fund's net asset value ("NAV") and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

•	The market values of securities acquired by the Fund decline;
•	The Adviser does not execute the Fund's principal investment strategies effectively;
•	A security's price fluctuates in response to events affecting the issuer's profitability or viability;
•	A company's earnings do not increase as expected;
•	Small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten year periods compare with those of broad measures of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website: www.conestogacapital.com/mutual-funds/.

The returns below represent the returns for Investors Class shares of the Fund (formerly, "Shares"). Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund's best performing quarter was for the three months ended 09/30/2018: 9.82%. During the same period, the Fund's worst performing quarter was for the three months ended 12/31/2018: -19.85%.

This table compares the Fund's average annual total returns for Investors Class shares for the periods ended December 31, 2018 to those of the Russell 2500 Index and the Russell 2500 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - Conestoga SMid Cap Fund		1 Year	3 Year	Since Inception	Inception Date
Investors Class | After Taxes on Distributions		(0.31%)	13.81%	6.31%	Jan. 21, 2014
Investors Class | After Taxes on Distributions and Sales		0.14%	10.93%	5.00%	Jan. 21, 2014
Investors Class		(0.08%)	13.93%	6.38%	Jan. 21, 2014
Institutional Class	[1]	0.14%	14.19%	11.22%	Dec. 15, 2014
Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes) - Investors Class		(7.47%)	8.11%	5.98%	Jan. 21, 2014
Russell 2500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes) - Investors Class		(10.00%)	7.32%	5.03%	Jan. 21, 2014
Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes) - Institutional Class		(7.47%)	8.11%	7.19%	Dec. 15, 2014
Russell 2500 Index (the performance information for this index reflects no deduction for fees, expenses or taxes) - Institutional Class		(10.00%)	7.32%	5.93%	Dec. 15, 2014
[1]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.